As filed with the United States Securities and Exchange Commission on May 13, 2014

1933 Act Registration No. 333-36074

1940 Act Registration No. 811-09913

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 60	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 61	☒

(Check appropriate box or boxes.)

AIM COUNSELOR SERIES TRUST (INVESCO COUNSELOR SERIES TRUST)

(Exact name of Registrant as Specified in Charter)

11 Greenway Plaza, Suite 1000, Houston, TX 77046

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (713) 626-1919

John M. Zerr, Esquire

11 Greenway Plaza, Suite 1000, Houston, TX 77046

(Name and Address of Agent for Service)

Copy to:

Stephen R. Rimes, Esquire Invesco Advisers, Inc. 11 Greenway Plaza, Suite 1000 Houston, TX 77046-1173	E. Carolan Berkley, Esquire Stradley Ronon Stevens & Young, LLP 2005 Market Street, Suite 2600 Philadelphia, PA 19103-7018

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Amendment.

It is proposed that this filing will become effective (check appropriate box):

☒	immediately upon filing pursuant to paragraph (b)

☐	on (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2)

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Houston, Texas on the 13th day of May, 2014

Registrant:	AIM COUNSELOR SERIES TRUST
(INVESCO COUNSELOR SERIES TRUST)

By:	/s/ Philip A. Taylor
Philip A. Taylor, President

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

SIGNATURES	TITLE	DATE

/s/ Philip A. Taylor	Trustee & President	May 13, 2014
(Philip A. Taylor)	(Principal Executive Officer)

/s/ David C. Arch*	Trustee	May 13, 2014
(David C. Arch)

/s/ Frank S. Bayley*	Trustee	May 13, 2014
(Frank S. Bayley)

/s/ James T. Bunch*	Trustee	May 13, 2014
(James T. Bunch)

/s/ Bruce L. Crockett*	Chair & Trustee	May 13, 2014
(Bruce L. Crockett)

/s/ Rod Dammeyer*	Trustee	May 13, 2014
(Rod Dammeyer)

/s/ Albert R. Dowden*	Trustee	May 13, 2014
(Albert R. Dowden)

/s/ Martin L. Flanagan*	Trustee	May 13, 2014
(Martin L. Flanagan)

/s/ Jack M. Fields*	Trustee	May 13, 2014
(Jack M. Fields)

/s/ Prema Mathai-Davis*	Trustee	May 13, 2014
(Prema Mathai-Davis)

/s/ Larry Soll*	Trustee	May 13, 2014
(Larry Soll)

	/s/ Hugo F. Sonnenschein*	Trustee	May 13, 2014
(Hugo F. Sonnenschein)

	/s/ Raymond Stickel, Jr.*	Trustee	May 13, 2014
(Raymond Stickel, Jr.)

	/s/ Wayne W. Whalen*	Trustee	May 13, 2014
(Wayne W. Whalen)

Vice President & Treasurer
	/s/ Sheri Morris	(Principal Financial and	May 13, 2014
	(Sheri Morris)	Accounting Officer)

*By	/s/ Philip A. Taylor
Philip A. Taylor
Attorney-in-Fact

*	Philip A. Taylor, pursuant to powers of attorney dated April 11, 2014, filed in Registrant’s Post-Effective Amendment No. 59 on April 22, 2014.

Exhibit Index

XBRL Instance Document	Ex-101.ins
XBRL Taxonomy Extension Schema Document	Ex-101.sch
XBRL Taxonomy Extension Calculation Linkbase Document	Ex-101.cal
XBRL Taxonomy Extension Labels Linkbase	Ex-101.lab
XBRL Taxonomy Extension Presentation Linkbase Document	Ex-101.pre
XBRL Taxonomy Extension Definition Linkbase	Ex-101.def